Risk Management and Derivatives	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management and Derivatives
Risk Management and Derivatives
Risk management
In the normal course of its on-going business operations, the Company encounters economic risk. There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different points in time and potentially at different bases, than its interest-earning assets. Credit risk is the risk of default on the Company's lending investments or leases that result from a borrower's or tenant's inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of loans and other lending investments due to changes in interest rates or other market factors, including the rate of prepayments of principal and the value of the collateral underlying loans, the valuation of real estate assets by the Company as well as changes in foreign currency exchange rates.
Risk concentrations—Concentrations of credit risks arise when a number of borrowers or tenants related to the Company's investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions.
Substantially all of the Company's real estate as well as assets collateralizing its loans receivable are located in the United States. As of December 31, 2016, the only states with a concentration greater than 10.0% were New York with 19.0% and California with 13.0%. As of December 31, 2016, the Company's portfolio contains concentrations in the following asset types: land 22.4%, office/industrial 22.9%, hotel 12.5%, entertainment/leisure 10.6%, condominium 10.0% and mixed use/mixed collateral 10.0%.
The Company underwrites the credit of prospective borrowers and tenants and often requires them to provide some form of credit support such as corporate guarantees, letters of credit and/or cash security deposits. Although the Company's loans and real estate assets are geographically diverse and the borrowers and tenants operate in a variety of industries, to the extent the Company has a significant concentration of interest or operating lease revenues from any single borrower or tenant, the inability of that borrower or tenant to make its payment could have a material adverse effect on the Company. As of December 31, 2016, the Company's five largest borrowers or tenants collectively accounted for approximately 18.4% of the Company's 2016 revenues, of which no single customer accounts for more than 5.9%.
Derivatives
The Company's use of derivative financial instruments is primarily limited to the utilization of interest rate swaps, interest rate caps and foreign exchange contracts. The principal objective of such financial instruments is to minimize the risks and/or costs associated with the Company's operating and financial structure and to manage its exposure to interest rates and foreign exchange rates. Derivatives not designated as hedges are not speculative and are used to manage the Company's exposure to interest rate movements, foreign exchange rate movements, and other identified risks, but may not meet the strict hedge accounting requirements.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2016 and 2015 ($ in thousands):

	Derivative Assets as of December 31,				Derivative Liabilities as of December 31,
	2016		2015		2016		2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives Designated in Hedging Relationships
Foreign exchange contracts	Other Assets	$—	Other Assets	$39	Other Liabilities	$8	N/A	$—
Interest rate swaps	N/A	—	N/A	—	Other Liabilities	39	Other Liabilities	131
Total		$—		$39		$47		$131
Derivatives not Designated in Hedging Relationships
Foreign exchange contracts	Other Assets	$702	Other Assets	$378	N/A	$—	N/A	$—
Interest rate cap	Other Assets	25	Other Assets	1,105	N/A	—	N/A	—
Total		$727		$1,483		$—		$—
The tables below present the effect of the Company's derivative financial instruments in the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 ($ in thousands):

Derivatives Designated in Hedging Relationships	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)
For the Year Ended December 31, 2016
Interest rate cap	Interest Expense	$—	$(185)	N/A
Interest rate cap	Earnings from equity investments	(4)	(3)	N/A
Interest rate swaps	Interest Expense	(175)	(32)	N/A
Interest rate swaps	Earnings from equity investments	94	(378)	N/A
Foreign exchange contracts	Earnings from equity investments	(167)	—	N/A
For the Year Ended December 31, 2015
Interest rate cap	Interest Expense	—	(626)	N/A
Interest rate cap	Earnings from equity investments	(13)	(1)	N/A
Interest rate swaps	Interest Expense	(537)	170	N/A
Interest rate swap	Earnings from equity method investments	(528)	(464)	N/A
Foreign exchange contracts	Earnings from equity method investments	(124)	—	N/A
For the Year Ended December 31, 2014
Interest rate cap	Interest Expense	—	(56)	N/A
Interest rate cap	Other Expense	(2,984)	—	(3,634)
Interest rate cap	Earnings from equity method investments	(9)	—	N/A
Interest rate swaps	Interest Expense	(970)	(6)	N/A
Interest rate swap	Earnings from equity method investments	(753)	(420)	N/A
Foreign exchange contracts	Earnings from equity method investments	(471)	—	N/A

		Amount of Gain or (Loss) Recognized in Income
	Location of Gain or (Loss) Recognized in Income	For the Years Ended December 31,
Derivatives not Designated in Hedging Relationships		2016	2015	2014
Interest rate cap	Other Expense	$(1,080)	$(3,671)	$(1,347)
Foreign exchange contracts	Other Expense	1,115	2,403	7,257

Foreign Exchange Contracts—The Company is exposed to fluctuations in foreign exchange rates on investments it holds in foreign entities. The Company uses foreign exchange contracts to hedge its exposure to changes in foreign exchange rates on its foreign investments. Foreign exchange contracts involve fixing the U.S. dollar ("USD") to the respective foreign currency exchange rate for delivery of a specified amount of foreign currency on a specified date. The foreign exchange contracts are typically cash settled in USD for their fair value at or close to their settlement date.
For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in Accumulated Other Comprehensive Income as part of the cumulative translation adjustment. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of Accumulated Other Comprehensive Income into earnings when the hedged foreign entity is either sold or substantially liquidated. As of December 31, 2016, the Company had the following outstanding foreign currency derivatives that were used to hedge its net investments in foreign operations that were designated (Rs and $ in thousands):

Derivative Type	Notional Amount		Notional (USD Equivalent)	Maturity
Sells Indian rupee ("INR")/Buys USD Forward	₨	350,000	$5,089	April 2017

For derivatives not designated as net investment hedges, the changes in the fair value of the derivatives are reported in the Company's consolidated statements of operations within "Other Expense." As of December 31, 2016, the Company had the following outstanding foreign currency derivatives that were used to hedge its net investments in foreign operations that were not designated ($, €, and £ in thousands):

Derivative Type	Notional Amount	Notional (USD Equivalent)	Maturity
Sells euro ("EUR")/Buys USD Forward	€6,300	$7,095	January 2017
Sells pound sterling ("GBP")/Buys USD Forward	£3,400	$4,427	January 2017

The Company marks its foreign investments each quarter based on current exchange rates and records the gain or loss through "Other expense" in its consolidated statements of operations for loan investments or "Accumulated other comprehensive income (loss)," on its consolidated balance sheets for net investments in foreign subsidiaries. The Company recorded net gains (losses) related to foreign investments of $0.1 million, $(0.1) million and $0.1 million during the years ended December 31, 2016, 2015 and 2014, respectively, in its consolidated statements of operations.
Interest Rate Hedges—For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivatives are reported in Accumulated Other Comprehensive Income (Loss). The ineffective portion of the change in fair value of the derivatives is recognized directly in the Company's consolidated statements of operations. The Company entered into an interest rate swap to convert its variable rate debt to fixed rate on a $28.0 million secured term loan maturing in 2019. As of December 31, 2016, the Company had the following outstanding interest rate swap that was used to hedge its variable rate debt that was designated as a cash flow hedge ($ in thousands):

Derivative Type	Notional Amount	Variable Rate	Fixed Rate	Effective Date	Maturity
Interest rate swap	$26,396	LIBOR + 2.00%	3.47%	October 2012	November 2019

For derivatives not designated as cash flow hedges, the changes in the fair value of the derivatives are reported in the Company's consolidated statements of operations within "Other Expense." In August 2013, the Company entered into an interest rate cap agreement to reduce exposure to expected increases in future interest rates and the resulting payments associated with variable interest rate debt. In 2014, in connection with the full repayment and termination of one of the Company's credit facilities, the Company realized amounts in earnings from other comprehensive income (loss) as a portion of a hedge related to the Company's variable rate debt was no longer expected to be highly effective. The amount realized was a loss of $3.6 million recorded as a component of "Other expense" in the Company's consolidated statements of operations for the year ended December 31, 2014. As of December 31, 2016, the Company had the following outstanding interest rate cap that was used to hedge its variable rate debt that was not designated as a cash flow hedge ($ in thousands):

Derivative Type	Notional Amount	Variable Rate	Fixed Rate	Effective Date	Maturity
Interest rate cap	$500,000	LIBOR	1.00%	July 2014	July 2017

Over the next 12 months, the Company expects that $0.5 million relating to other cash flow hedges will be reclassified from "Accumulated other comprehensive income (loss)" into earnings.

Credit Risk-Related Contingent Features—The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.

The Company reports derivative instruments on a gross basis in the consolidated financial statements. In connection with its foreign currency derivatives which were in a liability position as of December 31, 2016 and 2015, the Company has posted collateral of $0.4 million and $1.0 million, respectively, and is included in "Deferred expenses and other assets, net" on the Company's consolidated balance sheets. The Company's net exposure under these contracts was zero as of December 31, 2016.